Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2015 Fund

December 31, 2020

AFF15-QTLY-0221
1.811321.116

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.07% 3/11/21 (a)
(Cost $89,988)	90,000	89,988
	Shares	Value

Domestic Equity Funds - 22.7%
Fidelity Advisor Series Equity Growth Fund (b)	1,380,415	$22,266,099
Fidelity Advisor Series Growth Opportunities Fund (b)	940,558	15,359,316
Fidelity Advisor Series Small Cap Fund (b)	759,850	10,113,606
Fidelity Series All-Sector Equity Fund (b)	839,643	9,639,098
Fidelity Series Commodity Strategy Fund (b)	4,750,414	21,804,399
Fidelity Series Large Cap Stock Fund (b)	2,155,158	35,452,352
Fidelity Series Large Cap Value Index Fund (b)	290,291	3,834,743
Fidelity Series Opportunistic Insights Fund (b)	1,024,835	20,752,916
Fidelity Series Small Cap Opportunities Fund (b)	776,893	12,453,595
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,773,416	22,593,323
Fidelity Series Value Discovery Fund (b)	1,610,936	23,084,710
TOTAL DOMESTIC EQUITY FUNDS
(Cost $143,937,360)		197,354,157

International Equity Funds - 22.1%
Fidelity Series Canada Fund (b)	813,689	9,398,113
Fidelity Series Emerging Markets Fund (b)	765,143	8,676,723
Fidelity Series Emerging Markets Opportunities Fund (b)	3,156,474	78,785,581
Fidelity Series International Growth Fund (b)	1,607,723	28,585,312
Fidelity Series International Small Cap Fund (b)	445,371	9,143,467
Fidelity Series International Value Fund (b)	2,826,285	28,517,216
Fidelity Series Overseas Fund (b)	2,309,646	28,639,612
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $127,377,066)		191,746,024

Bond Funds - 42.1%
Fidelity Series Emerging Markets Debt Fund (b)	557,709	5,320,544
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	156,871	1,697,347
Fidelity Series Floating Rate High Income Fund (b)	131,671	1,196,890
Fidelity Series High Income Fund (b)	598,595	5,662,706
Fidelity Series Inflation-Protected Bond Index Fund (b)	6,631,837	71,159,616
Fidelity Series International Credit Fund (b)	72,713	743,850
Fidelity Series Investment Grade Bond Fund (b)	21,502,763	256,312,934
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,069,633	18,978,536
Fidelity Series Real Estate Income Fund (b)	362,335	3,804,516
TOTAL BOND FUNDS
(Cost $334,933,028)		364,876,939

Short-Term Funds - 13.1%
Fidelity Cash Central Fund 0.11% (c)	1,462,143	1,462,436
Fidelity Series Government Money Market Fund 0.13% (b)(d)	90,659,309	90,659,309
Fidelity Series Short-Term Credit Fund (b)	2,063,670	21,131,984
TOTAL SHORT-TERM FUNDS
(Cost $112,696,544)		113,253,729
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $719,033,986)		867,320,837
NET OTHER ASSETS (LIABILITIES) - 0.0%		(134,253)
NET ASSETS - 100%		$867,186,584

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1	March 2021	$187,440	$(44)	$(44)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	18	March 2021	1,917,720	1,240	1,240
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	12	March 2021	772,920	(24,418)	(24,418)
TOTAL FUTURES CONTRACTS					$(23,222)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $89,988.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,348
Total	$1,348

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$18,613,188	$6,584,952	$9,439,929	$4,857,960	$3,114,732	$3,393,156	$22,266,099
Fidelity Advisor Series Growth Opportunities Fund	11,961,675	5,076,930	8,114,855	3,966,999	2,271,628	4,163,938	15,359,316
Fidelity Advisor Series Small Cap Fund	7,746,259	1,590,885	3,586,689	335,586	348,023	4,015,128	10,113,606
Fidelity Series All-Sector Equity Fund	8,082,906	1,288,020	3,342,369	662,250	237,743	3,372,798	9,639,098
Fidelity Series Canada Fund	7,054,379	1,665,967	2,348,748	197,677	(147,771)	3,174,286	9,398,113
Fidelity Series Commodity Strategy Fund	25,490,366	777,727	9,280,385	96,894	(2,973,056)	7,789,747	21,804,399
Fidelity Series Emerging Markets Debt Fund	4,845,097	291,020	680,234	201,400	(20,329)	884,990	5,320,544
Fidelity Series Emerging Markets Debt Local Currency Fund	--	1,636,405	40,407	9,871	669	100,680	1,697,347
Fidelity Series Emerging Markets Fund	5,076,354	2,087,534	2,086,816	122,148	101,693	3,497,958	8,676,723
Fidelity Series Emerging Markets Opportunities Fund	48,639,256	19,692,881	22,163,605	2,355,798	2,568,358	30,048,691	78,785,581
Fidelity Series Floating Rate High Income Fund	1,152,720	62,681	164,573	40,973	(16,155)	162,217	1,196,890
Fidelity Series Government Money Market Fund 0.13%	95,067,836	26,371,560	30,780,087	132,438	--	--	90,659,309
Fidelity Series High Income Fund	5,365,266	350,917	822,868	242,476	(27,277)	796,668	5,662,706
Fidelity Series Inflation-Protected Bond Index Fund	64,845,221	12,837,937	10,683,515	931,126	114,925	4,045,048	71,159,616
Fidelity Series International Credit Fund	651,223	46,652	--	46,652	--	42,038	743,850
Fidelity Series International Growth Fund	32,877,456	4,564,932	15,626,861	3,990,328	6,594,167	175,618	28,585,312
Fidelity Series International Small Cap Fund	7,756,858	226,036	2,407,654	73,627	672,615	2,895,612	9,143,467
Fidelity Series International Value Fund	27,998,648	2,479,881	11,917,403	788,928	47,387	9,908,703	28,517,216
Fidelity Series Investment Grade Bond Fund	230,747,222	58,346,378	40,411,924	13,816,821	112,073	7,519,185	256,312,934
Fidelity Series Large Cap Stock Fund	29,644,912	5,293,363	10,157,694	2,063,595	1,017,547	9,654,224	35,452,352
Fidelity Series Large Cap Value Index Fund	3,068,567	572,793	957,585	77,137	119,327	1,031,641	3,834,743
Fidelity Series Long-Term Treasury Bond Index Fund	19,818,002	6,611,169	4,703,808	2,102,267	402,392	(3,149,219)	18,978,536
Fidelity Series Opportunistic Insights Fund	17,410,024	4,520,021	7,220,111	2,656,501	2,651,756	3,391,226	20,752,916
Fidelity Series Overseas Fund	27,048,067	2,342,199	11,163,971	318,763	(302,587)	10,715,904	28,639,612
Fidelity Series Real Estate Income Fund	3,245,495	297,113	515,757	228,570	(9,759)	787,424	3,804,516
Fidelity Series Short-Term Credit Fund	20,155,281	387,942	142,116	387,873	(605)	731,482	21,131,984
Fidelity Series Small Cap Opportunities Fund	9,794,269	1,955,600	4,683,844	276,457	1,197,308	4,190,262	12,453,595
Fidelity Series Stock Selector Large Cap Value Fund	18,271,386	2,789,913	6,016,914	479,797	412,180	7,136,758	22,593,323
Fidelity Series Value Discovery Fund	18,974,502	2,180,033	6,110,740	478,433	798,642	7,242,273	23,084,710
	$771,402,435	$172,929,441	$225,571,462	$41,939,345	$19,285,626	$127,718,436	$865,768,413

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.